Trade and other receivables (Details 4) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Total carrying amount	$ 703,249,231	$ 517,490,494
Impairment Provision	$ (6,323,298)	$ (5,792,821)
Up to date [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	0.07%	0.13%
Total carrying amount	$ 261,030,994	$ 283,828,534
Impairment Provision	$ (1,030,614)	$ (745,303)
0 a 3 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	7.89%	4.76%
Total carrying amount	$ 12,229,749	$ 15,927,492
Impairment Provision	$ (415,004)	$ (664,608)
3 a 6 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	48.40%	36.48%
Total carrying amount	$ 1,140,148	$ 1,072,471
Impairment Provision	$ (252,497)	$ (344,670)
6 a 12 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	100.00%	100.00%
Total carrying amount	$ 4,489,292	$ 1,482,431
Impairment Provision	$ (2,150,796)	$ (877,811)
More than 12 months [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Credit loss rate	100.00%	100.00%
Total carrying amount	$ 2,821,038	$ 3,495,833
Impairment Provision	(2,474,387)	(3,160,429)
Total Carrying Amount [Member]
Disclosure of Credit Loss On Index Tranches On Age Of Portfolio [Line Items]
Total carrying amount	$ 281,711,221	$ 305,806,761